Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Document Type	F-1/A
Amendment Flag	true
Amendment Description	As used in this prospectus, unless the context otherwise requires, references to the terms “Company,” “we,” “us” and “our” refer to Scienjoy Holding Corporation and, where applicable, our wholly-owned subsidiaries. Unless otherwise indicated and except where the context otherwise requires, references in this prospectus to: ● “Active broadcasters” refers to the hosts perform live music, dancing and other entertaining performance in front of the audience through the screens on the mobile platform; ● “active users” refers to users who visited our platforms at least once in a given period; ● “ARPPU” refers to average live streaming revenue per paying user in a given period; ● “BeeLive Acquisition” refers to the Company’s acquisition of the BeeLive businesses and related transactions; ● “Business Combination” refers to the Company’s acquisition of Scienjoy Inc. on May 7, 2020 and related transactions; ● “CDN” refers to content delivery network; ● “CDZH” refers to Chuangda Zhihui (Beijing) Technology Co., Ltd.; ● “CAGR” refers to compound annual growth rate; ● “China” and the “PRC” refer to the People’s Republic of China, including Hong Kong and Macau; ● “Golden Shield” refers to Golden Shield Enterprises Limited; ● “Heshine” refers to Heshine Holdings Limited; ● “HKD” refers to Hong Kong Dollar, the official currency of the Hong Kong Special Administrative Region; ● “Holgus X” refers to Holgus Sixiang Information Technology Co., Ltd.; ● “Holgus H” refers to Holgus Sixiang Haohan Internet Technology Co., Ltd.; ● “Hong Kong” refers to the Hong Kong Special Administrative Region of the People’s Republic of China; ● “HX” refers to Hai Xiu (Beijing) Technology Co., Ltd.; ● “HYDC” refers to Beijing Huayi Dongchen Technology Co., Ltd.; ● “HYHF” refers to HuaYuHeFeng (Qingdao) Technology Co., Ltd.; ● “HZ” refers to Sixiang Huizhi (Beijing) Technology Culture Co., Ltd.; ● “Kashgar Times” refers to Kashgar Sixiang Times Internet Technology Co., Ltd.; ● “Kashgar Lehong” refers to Kashgar Sixiang Lehong Information Technology Co., Ltd.; ● “Lavacano” refers to Lavacano Holdings Limited; ● “LH” refers to Beijing Le Hai Technology Co., Ltd.; ● “Macau” refers to the Macau Special Administrative Region of the People’s Republic of China; ● “MF” refers to Sixiang Mifeng (Tianjin) Technology Co., Ltd.; ● “our PRC subsidiaries” refer to our WFOEs, i.e. Sixiang Infinite (Beijing) Technology Co., Ltd. (“WXBJ”), and Sixiang Infinite (Zhejiang) Culture Technology Co., Ltd. (“WXZJ”), Scienjoy International Limited, and Scienjoy BeeLive Limited and their respective subsidiaries. WXBJ’s subsidiaries include Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”), Sixiang Yingyue (Shanghai) Technology Co., Ltd. (“SXYY”), Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”), Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”), Kashgar Sixiang LeHong Information Technology Co., Ltd. (“Kashgar Lehong”), Sixiang ZhiHui (HaiNan) Investment (“ZHHN”), and Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”), WXZJ’s subsidiary includes Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. (“ZHZJ”); ● “paying user” refers to a registered user that has purchased virtual currency on our platforms at least once during the relevant period; ● “paying ratio” for a given period is calculated by dividing (i) the sum of paying users in such period, by(ii) the total active users in such period; ● “Purchase Agreement” refers to Common Stock Purchase Agreement, entered between the Company and White Lion Capital on February 23, 2021; ● “QAU” refers to the number of active users in a given quarter; ● “QY” or “Zhihui Qiyuan” refers to Zhihui Qiyuan (Beijing) Technology Co., Ltd.; ● “QYHN” refers to ZhiHui Qiyuan (Hainan) Investment Co., Ltd.; ● “QYHZ” or “Sixiang Qiyuan” refers to Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd.; ● “registered user” refers to a user that has registered and logged onto our platform at least once since registration; ● “RMB” or “Renminbi” refers to the legal currency of the People’s Republic of China; ● “Scienjoy HK” refers to Scienjoy International Limited; ● “SG” refers to Beijing Sixiang Shiguang Technology Co., Ltd.; ● “Share Exchange Agreement” refers to the Share Exchanged Agreement, dated October 28, 2019, by and among Scienjoy Inc., the Company, Lavacano Holdings Limited, and WBY Entertainment Holdings Ltd.; ● “SH” refers to ShiHuai (Beijing) Technology Co. Ltd.; ● “SHC” refers to Scienjoy Holding Corporation, a British Virgin Islands holding company; ● “SHWL” refers to ShanHaiWeiLan (Beijing) Technology Co., Ltd.; ● “Sixiang Qiyuan VIEs” refer to Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd. (“QYHZ”) and its subsidiaries, including Xiuli (Zhejiang) Culture Technology Co., Ltd. (“XL”), Leku (Zhejiang) Culture Technology Co., Ltd. (“LK”), Haifan (Zhejiang) Culture Technology Co., Ltd. (“HF”), Xiangfeng (Zhejiang) Culture Technology Co., Ltd. (“XF”) and Hongren (Zhejiang) Culture Technology Co., Ltd. (“HR”), each such company formed under PRC Laws; ● “SY” refers to Tianjin Sihui Peiying Technology Co., Ltd.; ● “TF” refers to Tongfang Investment Fund Series SPC; ● “US$”, “USD” “dollars” or “U.S. dollars” refers to the legal currency of the United States; ● “U.S. GAAP” are to accounting principles generally accepted in the United States; ● “variable interest entity,” “VIEs” or “VIE entities” refer to the variable interest entities, including Zhihui Qiyuan VIEs and Sixiang Qiyuan VIEs. Each of the VIEs is consolidated into our consolidated financial statements in accordance with U.S. GAAP as if they were its wholly-owned subsidiaries; ● “WBY” refers to WBY Entertainment Holdings Ltd.; ● “Wealthbridge” refers to Wealthbridge Acquisition Limited; ● “White Lion Capital” refers to White Lion Capital LLC; ● “WLT” or “Weiliantong” refers to Beijing Weiliantong Technology Co., Ltd.; ● “WXBJ” refers to Sixiang Wuxian (Beijing) Technology Co., Ltd.; ● “WXZJ” refers to Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd.; ● “WFOEs” or “our WFOEs” refer to our wholly foreign owned entities in China, which include WXBJ and WXZJ; ● “ZH” refers to Sixiang Zhihui (Beijing) Technology Co., Ltd.; ● “ZHHN” refers to Sixiang Zhihui (Hainan) Technology Co., Ltd.; ● “ZHZJ” refers to Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd; and ● “Zhihui Qiyuan VIEs” refer to Zhihui Qiyuan (Beijing) Technology, Co., Ltd. and its subsidiaries, including Zhihui Qiyuan (Beijing) Technology, Co. Ltd. (智汇启源(北京)科技有限公司) or Zhihui Qiyuan, a limited liability company organized and existing under the laws of the PRC, and Zhihui Qiyuan’s subsidiaries, including Hai Xiu (Beijing) Technology Company Co. Ltd. (“HX”), Beijing Le Hai Technology Co. Ltd. (“LH”), Beijing Sixiang Shiguang Technology Co. Ltd. (“SG”), Sixiang Mifeng (Tianjin) Technology Co., Ltd (formerly known as Tianjin Guangju Dingfei Technology Co., Ltd.) (“MF”), Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”), ZhiHui QiYuan (HaiNan) Investment Co., Ltd. (“QYHN”), HuaYuHeFeng (Qingdao) Technology Co., Ltd. (“HYHF”), Beijing Weiliantong Technology Co., Ltd (“WLT”). Chuangda Zhihui (Beijing) Technology Co., Ltd (“CDZH”), Hongcheng Huiying (Zhejiang) Technology Industry Development Co., Ltd. (“HCHY”), and Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”), each such company formed under PRC Law. This prospectus contains information and statistics relating to China’s economy and its entertainment live streaming industry derived from various publications issued by market research companies and PRC governmental entities, which have not been independently verified by us. The information in such sources may not be consistent with other information compiled in or outside China.Translations of balances in our consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8972, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2022.Translations of balances in our consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the year ended December 31, 2021 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2021.Translations of balances in our consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5250, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of December 31, 2020.No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.
Entity Central Index Key	0001753673
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3
Entity Address, Address Line Two	No. 99 Wangzhou Rd., Liangzhu St
Entity Address, Address Line Three	Yuhang District, Hangzhou
Entity Address, City or Town	Zhejiang Province
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
City Area Code	(86)
Local Phone Number	0571 8858 6668
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc
Entity Address, State or Province	NY